Risks	12 Months Ended
Mar. 31, 2026
Risks [Abstract]
RISKS

NOTE 21 — RISKS

Political, social and economic risks

The Company’s operations could be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 20 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC political, economic and social conditions. There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.

Credit risk

Accounts receivable

In order to minimize the credit risk, the management of the Company has delegated a team responsible for determination of credit limits and credit approvals. Other monitoring procedures are in place to ensure that follow-up action is taken to recover overdue debts. Internal credit rating has been given to each category of debtors after considering aging, historical observed default rates, repayment history and past due status of respective accounts receivable. Estimated loss rates are based on probability of default and loss given default with reference to an external credit report and are adjusted for reasonable and supportable forward-looking information that is available without undue costs or effort while credit-impaired trade balances were assessed individually. In this regard, the directors consider that the Company’s credit risk is significantly reduced. The maximum potential loss of accounts receivable is $14,978,869 and $19,144,103 as of March 31, 2026 and 2025, respectively.

Bank balances

The credit risk on liquid funds is limited because the counterparties are banks with high credit ratings assigned by international credit-rating agencies. The Company is exposed to concentration of credit risk on liquid funds which are deposited with several banks with high credit ratings.

Prepayments, deposit and other receivables

The Company recognizes an allowance for impairment of prepayments and expected credit losses on deposits and other receivables. Expected credit losses are estimated based on the aging of the respective balances, historical collection experience, debtor-specific credit risk factors, current economic conditions and reasonable and supportable forecasts. Balances for which specific credit risks have been identified are assessed individually. Based on the assessment performed by the Company, as of March 31, 2026, the allowance for impairment of prepayments and the allowance for expected credit loss of deposits and other receivables were $54,702 and $722,428, respectively. As of March 31, 2025, the allowance for impairment of prepayments was nil and the allowance for expected credit loss of deposits and other receivables was $142,722.

Interest rate risk

The Company is exposed to interest rate risk on its interest-bearing assets and liabilities. As part of its asset and liability risk management, the Company reviews and takes appropriate steps to manage its interest rate exposure on its interest-bearing assets and liabilities. The Company has not been exposed to material risks due to changes in market interest rates, and has not used any derivative financial instruments to manage the interest risk exposure during the year.

The Company did not have any exposure to interest rate risk for the years ended March 31, 2026 and 2025 as the Company’s bank loans and other borrowings were at fixed interest rate, and loan from a shareholder was interest-free.

Foreign currency risk

Foreign currency risk is the risk that the holding of foreign currency assets will affect the Company’s financial position as a result of a change in foreign currency exchange rates.

The Company’s monetary assets and liabilities are mainly denominated in RMB, which are the same as the functional currencies of the relevant group entities. Hence, in the opinion of the directors of the Company, the currency risk of $ is considered insignificant. The Company currently does not have a foreign currency hedging policy to eliminate the currency exposures. However, the directors monitor the related foreign currency exposure closely and will consider hedging significant foreign currency exposures should the need arise.